Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 227,144	$ 223,782	$ 234,741
Policy loans	(86,571)	(94,219)	(157,403)
Policy loan repayments and interest	125,371	137,667	222,678
Surrenders, withdrawals and death benefits	(324,610)	(472,712)	(400,590)
Net transfers from/(to) other subaccounts or fixed rate option	(132,712)	(80,972)	(30,158)
Miscellaneous transactions	(359)	(440)	924
Administrative and other charges	(183,155)	(190,204)	(200,421)
Net Contributions (Withdrawals) by Contract Owners	(374,892)	(477,098)	(330,229)
VAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	198,409	192,889	202,513
Policy loans	(77,237)	(82,142)	(146,138)
Policy loan repayments and interest	102,532	123,690	199,916
Surrenders, withdrawals and death benefits	(250,123)	(347,758)	(325,841)
Net transfers from/(to) other subaccounts or fixed rate option	(85,925)	(90,444)	(38,250)
Miscellaneous transactions	(253)	(327)	429
Administrative and other charges	(151,478)	(157,031)	(165,657)
Net Contributions (Withdrawals) by Contract Owners	(264,075)	(361,123)	(273,028)
VLI
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	28,735	30,893	32,228
Policy loans	(9,334)	(12,077)	(11,265)
Policy loan repayments and interest	22,839	13,977	22,762
Surrenders, withdrawals and death benefits	(74,487)	(80,421)	(74,749)
Net transfers from/(to) other subaccounts or fixed rate option	(46,787)	9,472	8,092
Miscellaneous transactions	(106)	(113)	495
Administrative and other charges	(30,941)	(32,658)	(34,577)
Net Contributions (Withdrawals) by Contract Owners	(110,081)	(70,927)	(57,014)
SPVA
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	0	(44,533)	0
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	0	(44,533)	0
SPVL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	0	0	0
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	0	0	0
Administrative and other charges	(736)	(515)	(187)
Net Contributions (Withdrawals) by Contract Owners	$ (736)	$ (515)	$ (187)